STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 7 — STOCK OPTIONS AND WARRANTS

Deferred Compensation Plan

In July of 2011, we adopted Executive Deferred Compensation Plan (the “Deferred Plan”). The Deferred Plan is intended to comply with the requirements of Section 409A of the Internal Revenue Code of 1986, as amended (the “Code”). The Deferred Plan is intended to be an unfunded “top hat” plan which is maintained primarily to provide deferred compensation benefits for a select group of our “management or highly compensated employees” within the meaning of Sections 201, 301, and 401 of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and to therefore be exempt from the provisions of Parts 2, 3, and 4 of Title I of ERISA. The Deferred Plan is intended to help build a supplemental source of savings and retirement income through pre-tax deferrals of eligible compensation, which may include cash, option and stock bonus awards, discretionary cash, option and stock awards and/or any other payments which may be designated by the Deferred Plan administrator, as eligible, for deferral under the Deferred Plan from time to time. As administered, the Deferred Plan is used to defer compensation of stock awards granted under our other equity compensation plans and does not by its terms approve any grants or awards.

GenSpera 2009 Executive Compensation Plan

Our 2009 Executive Compensation Plan (“2009 Plan”) is administered by our Board or any of its committee. The purpose of our 2009 Plan is to advance the interests of GenSpera and our stockholders by attracting, retaining and rewarding persons performing services for us and to motivate such persons to contribute to our growth and profitability. The issuance of awards under our 2009 Plan is at the discretion of the administrator, which has the authority to determine the persons to whom any awards shall be granted and the terms, conditions and restrictions applicable to any award. Under our 2009 Plan, we may grant stock options, restricted stock, stock appreciation rights, restricted stock units, performance units, performance shares and other stock based awards. Our 2009 Plan authorizes the issuance of up to 1,775,000 shares of our common stock for the foregoing awards.

GenSpera 2007 Equity Compensation Plan

Our 2007 Plan is administered by a committee of non-employee directors who are appointed by our board of directors (“Committee”). The purpose of our 2007 Plan is to advance the interests of GenSpera and our stockholders by attracting, retaining and rewarding persons performing services for us and to motivate such persons to contribute to our growth and profitability.

Under our 2007 Plan, we may grant stock options and restricted stock to employees, directors and consultants. Our 2007 Plan authorizes the issuance of up to 1,500,000 shares of our common stock per year for the foregoing awards. The exercise price of Nonqualified Stock Options shall not be less than 85% of the fair market value per share on the date of grant. The exercise price per share for Incentive Stock Option grants must be no less than 100% of the fair market value per share on the date of grant. The exercise price per share for an incentive stock option grant to an employee who, at the time of grant, owns stock representing more than 10% of the voting power of all classes of stock of GenSpera or any parent or subsidiary, must be no less than 110% of the fair market value per share on the date of grant.

Generally, the option exercise price may be paid in cash, by check, by cashless exercise, by net exercise or by tender or attestation of ownership of shares having a fair market value not less than the exercise price and that either (A) have been owned by the optionee for more than six months and not used for another exercise by tender or attestation, or (B) were not acquired, directly or indirectly, from us.

At the time an award is granted, the Committee must fix the period within which the award may be exercised and determine any conditions that must be satisfied before the award may be exercised. Notwithstanding, options shall vest over a period of not more than five years and at a rate of not less than 20% per year. The Committee may accelerate the exercisability of any or all outstanding options at any time for any reason. The maximum term of an option granted under our 2007 Plan is ten years.

Our 2007 Plan provides that in the event of our merger with or into another corporation, the sale of substantially all of our assets, or the sale or exchange of more than 50% of our voting stock, each outstanding award shall be assumed or an equivalent award substituted by the surviving, continuing, successor or purchasing corporation or a parent thereof. The Committee may also deem an award assumed if the award confers the right to the award-holder to receive, for each share of stock subject to an award immediately prior to the change in control, the consideration that a stockholder is entitled on the effective date of the change in control. Upon a change in control, all outstanding options shall automatically accelerate and become fully exercisable and all restrictions and conditions on all outstanding restricted stock grants shall immediately lapse.

The Committee may at any time amend, suspend or terminate our 2007 Plan. Notwithstanding the forgoing, the Committee shall not amend the Plan without shareholder approval if such approval is required by section 422 of the Internal Revenue Code or section 162(m) therein.

Transactions involving our stock options are summarized as follows:

	2011		2010
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding at beginning of the period	2,612,500	$1.47	2,415,000	$1.35
Granted during the period	1,034,370	1.94	297,500	2.08
Exercised during the period	—	—	(100,000)	0.50
Terminated during the period	—	—	—	—
Outstanding at end of the period	3,646,870	$1.60	2,612,500	$1.47
Exercisable at end of the period	2,896,120	$1.59	1,952,750	$1.42

At December 31, 2011 employee options outstanding totaled 2,766,370 with a weighted average exercise price of $1.61. At December 31, 2011 these options had an intrinsic value of $1,129,242 and a weighted average remaining contractual term of 5.1 years. Of these options, 2,115,620 are exercisable at December 31, 2011, with an intrinsic value of $864,020 and a remaining weighted average contractual term of 5.2 years. Compensation cost related to the unvested employee options not yet recognized is $113,898 at December 31, 2011. We have estimated that $113,898 will be recognized during 2012.

The weighted average remaining life of the options is 5.0 years.

Transactions involving our stock warrants are summarized as follows:

	2011		2010
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding at beginning of the period	6,311,837	$2.11	5,007,470	$1.86
Granted during the period	2,403,452	3.13	1,354,368	3.03
Exercised during the period	—	—	(50,001)	1.50
Terminated during the period	—	—	—	—
Outstanding at end of the period	8,715,289	$2.39	6,311,837	$2.11
Exercisable at end of the period	8,696,539	$2.39	6,311,837	$2.11

The weighted average remaining life of the warrants is 2.8 years.

The number and weighted average exercise prices of our options and warrants outstanding as of December 31, 2011 are as follows:

Range of Exercise Prices	Remaining Number Outstanding	Weighted Average Contractual Life (Years)	Weighted Average Exercise Price
$0.50 – $1.00	1,559,000	2.6	$0.83
$1.50 – $2.00	5,085,243	3.3	$1.60
$2.01 – $3.00	2,504,127	3.5	$2.67
$3.10 – $3.50	3,213,789	3.9	$3.29